Note 20 - Dividends and Distributions (Details Textual) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended
	Sep. 30, 2019 CAD ($)	Sep. 30, 2019 $ / shares	Sep. 30, 2018 CAD ($) $ / shares	Sep. 30, 2018 $ / shares	Sep. 30, 2019 CAD ($) $ / shares	Sep. 30, 2019 $ / shares	Sep. 30, 2018 CAD ($) $ / shares	Sep. 30, 2018 $ / shares
Ordinary shares [member]
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares			$ 0.125		$ 0.125		$ 0.25
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners | $			$ 18,657		$ 18,714		$ 37,206
Dividends recognised as distributions to owners per share | $ / shares			$ 0.125		$ 0.125
Dividends recognised as distributions to owners of parent | $			$ 443		$ 23		968
Preference shares [member]
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares		$ 0.53125		$ 0.53125		$ 1.0625		$ 1.0625
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners | $	$ 3,289				$ 6,622		$ 6,418